MINNESOTA LIFE INSURANCE COMPANY

Minnesota Life Individual Variable Universal Life Account

Supplement dated December 7, 2016 to the following Prospectuses dated April 29, 2016:

•  Accumulator Variable Universal Life Insurance Policy

•  ML Premier Variable Universal Life Insurance Policy

•  Variable Universal Life Defender® Insurance Policy

The operating expense tables for the above listed prospectuses are supplemented.

Accumulator Variable Universal Life Insurance Policy

The Total Annual Portfolio Operating Expenses table in the Accumulator Variable Universal Life Insurance Policy prospectus is updated as follows:

Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)(2)	0.15%	2.46%

ML Premier Variable Universal Life Insurance Policy and Variable Universal Life Defender® Insurance Policy

The Total Annual Portfolio Operating Expenses tables in the ML Premier Variable Universal Life Insurance Policy and Variable Universal Life Defender® Insurance Policy prospectuses are updated as follows:

Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets include management fees, distribution or service (12b-1) fees, and other expenses)(2)	0.21%	2.46%

Please retain this supplement for future reference.

F88511 12-2016